BUSINESS	3 Months Ended
Mar. 31, 2014
BUSINESS
BUSINESS

1. BUSINESS

        Nature of Operations—Fantex, Inc. (the "Company" or "Fantex") was incorporated in Delaware in September 2012 and is a wholly-owned subsidiary of Fantex Holdings, Inc. (the "Parent"). Fantex is a development-stage entity and has relied on the Parent to date to conduct its operations.

        On November 1, 2013, the Company effected a 1,000,000 to 1 stock split of the Company's common stock outstanding. All common stock share data included in these financial statements give retroactive effect to the stock split.

        Fantex is a brand acquisition, marketing and brand development company whose focus is on acquiring minority interests in the income associated with the brands of professional athletes, entertainers and other high-profile individuals (together with affiliated entities, the "Contract Party") and assisting such individuals in enhancing the reach and value of the brands the Company acquires. The business operates in a single segment and its focus is on three core areas:

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  evaluating, targeting and accessing individuals and brands with the potential to generate significant income associated with these brands, or brand income;

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  acquiring minority interests in such brand income; and

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  assisting the acquired brands in increasing their value via technology and through leveraging Fantex's marketing, advertising and strategic partnering expertise.

        Fantex is currently managed by the Parent while the Company is commencing operations. The Company will continue to rely on the Parent to conduct its operations until such time as the Company's revenues are sufficient to finance operations.

        Subsequent to the successful completion of its first initial public offering, the Company intends to operate under a management agreement with the Parent that will provide Fantex with management and administrative services, including providing and compensating the Company's executive management and other personnel, as well as services relating to information technology support, brand management and other support operations, facilities, human resources, tax planning and administration, accounting, treasury and insurance. The Company will begin to assume direct management and administrative responsibilities at such time in the future as the actual cost of these services is less than the service fee to Parent, which is not anticipated to occur until the Company begins to generate revenue from multiple contracts with the Contract Parties ("Brand Contracts").

        All expenses incurred for the period ending December 31, 2012 and the majority of expenses incurred for the year ended December 31, 2013 were paid by the Parent and allocated to Fantex based on the expenses incurred by Fantex in its operations. All expenses for the three months ended March 31, 2013 and March 31, 2014 were paid by the Parent and allocated to Fantex on a consistent basis with that of previous periods. The allocations were based on the time spent by employees of the Parent on activities of Fantex, the number of full time equivalent employees performing Fantex activities and direct expenses incurred for the operations of Fantex. The expense allocations have been determined on the basis that Fantex and the Parent considered to be reasonable reflections of the utilization of services provided or the benefit received by Fantex. Management believes that the expenses allocated to Fantex are representative of the operating expenses it would have incurred had Fantex been operated on a stand-alone basis.

        For the period from September 14, 2012 to September 30, 2012 no expenses were incurred by the Parent for the operations of the Company; operations and expenses were incurred by the Parent on behalf of the Company starting after December 31, 2012.

        For the year ended December 31, 2013, the Company paid the Parent $1,533,167 for certain direct expenses incurred on behalf of the Company, the first period in which the Company paid for certain expenses as opposed to receiving the benefits of expenses incurred by the Parent on behalf of the Company as contributions from the Parent. The payments to the Parent were made using cash previously contributed by the Parent. For the periods ended March 31, 2013 and 2014 the Company made no direct expense reimbursement payments to the Parent.

        Certain Significant Risks and Uncertainties—The Company can be affected by a variety of factors. Management of the Company believes that changes in any of the following areas could have a significant negative effect on the Company in terms of its future financial position, results of operations or cash flows: the ability to maintain an adequate rate of growth; the impact of the current economic climate on its business; the ability to effectively manage its growth; the ability to attract new Contract Parties; the ability to improve the performance of Contract Parties; and the impact of labor issues in any of the major professional sports leagues. The Company is dependent on the continued support of the Parent; at this time the Parent intends to continue to fund operations for at least the next twelve months.